Accrued Settlement Costs (Details) - Angel Studios, Inc. CIK: 0001671941 - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2022
Accrued settlement costs	$ 5,297,359	$ 4,625,854		$ 4,855,859
Litigation liability	62,461,456
Litigation liability upon timely payments and no breach or violation	$ 9,900,000	$ 9,900,000
Litigation liability payment period without interest	14 years
Litigation settlement expense			$ 5,297,359
Imputed interest rate		10.00%
Payments due quarterly		$ 176,786
Discount amount		$ 2,100,000